Expense Example {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 4-57 - Franklin Mutual Global Discovery VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 131
3 years	409
5 years	708
10 years	$ 1,556